Share Capital and Reserves - Summary of Share Purchase Options (Detail) - Stock Option Incentive Plan [member]	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares purchase options outstanding | shares	9,322,641	7,726,317	6,235,180
Number of shares purchase options, vested | shares	5,224,982
Weighted average exercise price per share	$ 3.66
Range Exercise Price 1.49 - 6.03 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2019
Number of shares purchase options outstanding | shares	2,327,033
Number of shares purchase options, vested | shares	2,327,033
Weighted average exercise price per share	$ 2.74
Range Exercise Price 1.49 - 6.03 [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	1.49
Range Exercise Price 1.49 - 6.03 [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	$ 6.03
Range Exercise Price 3.60 - 3.64 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2020
Number of shares purchase options outstanding | shares	1,225,334
Number of shares purchase options, vested | shares	1,225,334
Weighted average exercise price per share	$ 3.61
Range Exercise Price 3.60 - 3.64 [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	3.60
Range Exercise Price 3.60 - 3.64 [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	$ 3.64
Range Exercise Price 2.70 - 4.96 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2021
Number of shares purchase options outstanding | shares	1,382,740
Number of shares purchase options, vested | shares	945,078
Weighted average exercise price per share	$ 4.79
Range Exercise Price 2.70 - 4.96 [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	2.70
Range Exercise Price 2.70 - 4.96 [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	$ 4.96
Range Exercise Price 4.96 - 15.00 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2022
Number of shares purchase options outstanding | shares	1,257,534
Number of shares purchase options, vested | shares	727,537
Weighted average exercise price per share	$ 5.19
Range Exercise Price 4.96 - 15.00 [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	4.96
Range Exercise Price 4.96 - 15.00 [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share	$ 15.00
Range Exercise Price 5.92 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2023
Number of shares purchase options outstanding | shares	3,130,000
Number of shares purchase options, vested | shares	0
Exercise price per share	$ 5.92
Weighted average exercise price per share	$ 0.00